CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 18,811	$ 19,142
Restricted cash	144	134
Trade receivables	279	148
Other accounts receivable and prepaid expenses (Note 5)	138	217
Total assets attributed to discontinued operations (Note 1c)	675	980
Total current assets	20,047	20,621
LONG-TERM INVESTMENTS:
Long-term deposits (Note 9)	61	50
Investments in companies and associates (Note 6)	7,738	7,993
Total long-term investments	7,799	8,043
PROPERTY AND OTHER ASSETS, NET
Real Estate Property, net (Note 3)	209,761	194,826
Other assets, net (Note 4)	1,141	1,392
Total property, equipment and other assets	210,902	196,218
Total assets	238,748	224,882
CURRENT LIABILITIES:
Current maturities of long term loans (Note 8)	2,669	2,597
Other accounts payable and accrued expenses (Note 7)	5,131	3,476
Total liabilities attributed to discontinued operations (Note 1c)	2,135	2,563
Total current liabilities	9,935	8,636
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
LONG-TERM LIABILITIES:
Deferred tax liabilities (Note 10)	15,815	15,262
Land lease liability, net	7,374	7,290
Other Long-Term Liabilities	1,628	2,844
Long term loans, net of current maturities (Note 8)	125,072	124,298
Total long-term liabilities	149,889	149,694
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary Shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2012 and 2013; Issued: 3,882,945 and 5,183,525 shares at December 31, 2012 and 2013; Outstanding: 3,819,051 and 5,123,630 shares at December 31, 2012 and 2013, respectively	988	744
Additional paid-in capital	137,825	130,824
Treasury shares (63,895 and 59,895 shares at December 31, 2012 and 2013, respectively)	(688)	(821)
Accumulated other comprehensive income	1,839	986
Accumulated deficit	(82,901)	(84,259)
Total shareholders' equity of Optibase Ltd.	57,063	47,474
Non-controlling interests	21,861	19,078
Total shareholders' equity	78,924	66,552
Total liabilities and shareholders' equity	$ 238,748	$ 224,882